Interim Consolidated Statement of Changes in Shareholders’ Equity (Deficiency) (Unaudited) - USD ($) $ in Thousands		Ordinary Shares		Additional paid in capital	Treasury Share	Other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2024			[1]	$ 498,883	$ (85)	$ 2,086	$ (164,864)	$ 336,020
Balance (in Shares) at Dec. 31, 2024		234,524,697
Exercise of share option, vested RSUs, PSUs and ESPP			[1]	17,377				17,377
Exercise of share option, vested RSUs, PSUs and ESPP (in Shares)		6,440,131
Share-based compensation expense				17,587				17,587
Issuance of Price Adjustment Shares	[1]
Issuance of Price Adjustment Shares (in Shares)		3,504,278
Other comprehensive income (loss)						553		553
Net income							36,876	36,876
Balance at Jun. 30, 2025			[1]	533,847	(85)	2,639	(127,988)	408,413
Balance (in Shares) at Jun. 30, 2025		244,469,106
Balance at Dec. 31, 2025			[1]	568,721	(85)	2,220	(86,538)	$ 484,318
Balance (in Shares) at Dec. 31, 2025		248,581,042						248,581,042
Exercise of share option, vested RSUs, PSUs and ESPP			[1]	7,130				$ 7,130
Exercise of share option, vested RSUs, PSUs and ESPP (in Shares)		2,204,891
Share-based compensation expense				29,958				29,958
Other comprehensive income (loss)						(618)		(618)
Net income							17,309	17,309
Balance at Jun. 30, 2026			[1]	$ 605,809	$ (85)	$ 1,602	$ (69,229)	$ 538,097
Balance (in Shares) at Jun. 30, 2026		250,785,933						250,785,933

[1]	Less than 1 USD